CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended		147 Months Ended		150 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012		Mar. 31, 2013
Operating costs and expenses:
Research and development, net	$ 522	$ 369	$ 1,770	$ 1,689	$ 26,189	[1]	$ 26,711	[1]
General and administrative	559	510	1,748	2,205	18,751	[1]	19,310	[1]
Total operating costs and expenses	1,081	879	3,518	3,894	44,940	[1]	46,021	[1]
Financial expense (income), net	1	(11)	(93)	151	2,454	[1]	2,455	[1]
Other income	0	0	0	(132)	(132)	[1]	(132)	[1]
Operating loss	1,082	868	3,425	3,913	47,262	[1]	48,344	[1]
Taxes on income	0	4	5	5	82	[1]	82	[1]
Loss from continuing operations	1,082	872	3,430	3,918	47,344	[1]	48,426	[1]
Net loss from discontinued operations	0	0	0	0	164	[1],[2]	164	[1],[2]
Net loss	$ 1,082	$ 872	$ 3,430	$ 3,918	$ 47,508	[1],[2]	$ 48,590	[1],[2]
Basic and diluted net loss per share from continuing operations (in dollars per share)	$ 0.01	$ 0.01	$ 0.02	$ 0.03	$ 0	[1]
Weighted average number of shares outstanding used in computing basic and diluted net loss per share (in shares)	150,953,117	126,591,262	137,596,391	120,117,724	0	[1]

[1]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.
[2]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.